Acquisitions and Disposals - Financial Results and Supplemental Pro Forma Financial Information - Catlin (Details) - Catlin Group Limited - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	$ 2,791,789
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	$ 103,637
Business Acquisition, Pro Forma Revenue		$ 10,628,915	$ 10,938,216
Business Acquisition, Pro Forma Net Income (Loss)		$ 1,221,497	$ 475,914
Business Acquisition, Pro Forma Earnings Per Share, Basic		$ 4.03	$ 1.50
Business Acquisition, Pro Forma Earnings Per Share, Diluted		$ 3.97	$ 1.48